Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year)
SUPPLEMENTAL SCHEDULE
Schedule H - Financial Information (Form 5500)
Schedule H - Line 4(i) - Schedule of Assets (Held at End of Year)
Name of Plan Sponsor: Donegal Mutual Insurance Company
Name of Plan: Donegal Mutual Insurance Company 401(k) Plan
Employer Identification Number: 23-1336198
Three Digit Plan Number: 003
December 31, 2025

	(b)	(c)		(d)	(e)
(a)	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par of maturity value***			Current Value

	Putnam Large Cap Value Trust CL-I	459,519	Common/Collective Trust	**	$12,039,410
	Columbia Trust Contrarian Core 1	174,116	Common/Collective Trust	**	6,337,830
	Galliard Stable Return C	22,952	Common/Collective Trust	**	1,454,250
	Total common/collective trust funds				$19,831,490
	T. Rowe Price Capital Appreciation Fund	172,666	Registered Investment Company	**	$6,169,354
	American Funds New Perspective Fund R6	96,993	Registered Investment Company	**	6,854,502
	T. Rowe Price Small Cap Stock Fund	139,437	Registered Investment Company	**	7,953,484
	Vanguard Institutional Target Retirement 2020	70,948	Registered Investment Company	**	1,947,523
	Vanguard Institutional Target Retirement 2025	100,637	Registered Investment Company	**	2,007,706
	Vanguard Institutional Target Retirement 2030	370,256	Registered Investment Company	**	15,672,918
	Vanguard Institutional Target Retirement 2035	192,157	Registered Investment Company	**	5,261,265
	Vanguard Institutional Target Retirement 2040	470,354	Registered Investment Company	**	23,494,206
	Vanguard Institutional Target Retirement 2045	165,327	Registered Investment Company	**	5,743,459
	Vanguard Institutional Target Retirement 2050	75,345	Registered Investment Company	**	4,466,477
	Vanguard Institutional Target Retirement 2055	66,634	Registered Investment Company	**	4,342,328
	Vanguard Institutional Target Retirement 2060	45,107	Registered Investment Company	**	2,750,604
	Vanguard Institutional Target Retirement 2065	36,951	Registered Investment Company	**	1,479,141
	Vanguard Institutional Target Retirement 2070	5,758	Registered Investment Company	**	183,216
	Vanguard Institutional Target Retirement	1,065,390	Registered Investment Company	**	14,776,966
	MFS International Diversification R6	194,605	Registered Investment Company	**	5,406,123
	Fidelity Advisor Equity Growth Z	769,937	Registered Investment Company	**	20,872,990
	Fidelity 500 Index Instl Prem	97,511	Registered Investment Company	**	23,180,204
	Fidelity US Bond Index	276,337	Registered Investment Company	**	2,918,120
	Thornburg Strategic Inc R6	148,395	Registered Investment Company	**	1,727,321
	Baron Asset Fund R6	36,902	Registered Investment Company	**	3,542,235
	T. Rowe Price Mid Cap Value Fund	210,502	Registered Investment Company	**	6,750,787
	Dodge & Cox Inc X	441,184	Registered Investment Company	**	5,673,622
	Vanguard Federal Money Market Fund Investor	7,389,998	Registered Investment Company	**	7,394,969
	Neuberger & Berman Genesis R6	82,900	Registered Investment Company	**	4,455,053
*	Total registered investment companies				$185,024,573

	(b)	(c)		(d)	(e)
(a)	Identity of issue, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par of maturity value***			Current Value

*	Donegal Group Inc.	471,167	Shares of Class A Common Stock	**	$9,413,915
*	Donegal Group Inc.	52,350	Shares of Class B Common Stock	**	926,078
	Total employer securities				$10,339,993

	Total assets				$215,196,056
* Party-in-interest
** Historical cost information is not required to be disclosed for participant-directed investments.
***There is no maturity date, rate of interest, collateral, par or maturity value for the investments in the Plan.